ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Mar. 31, 2014
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

10.                               ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	As of March 31,
	2013	2014

Accrued rental expense	$2,554	$4,944
Accrued payroll and welfare	2,434	4,231
Acquisitions consideration payable (1)	537	3,628
Accrued social insurance	2,248	2,368
Accrued IPO expenses	—	2,268
Other taxes payable	1,610	2,254
Accrued outsourcing cost	1,121	1,909
Accrued professional fees (2)	2,738	55
Interest expense payable	169	27
Other payable to shareholders (3)	2,256	—
Other payables	1,524	2,591
	$17,191	$24,275

(1)     Acquisitions consideration payable consists of remaining payables to sellers of the acquired entities. As of March 31, 2013, the acquisitions consideration payable consisted payable for the acquisition of iKang Shanghai Zhonghuan and iKang Shanghai Jing’an, iKang Shanghai Jianwei, and iKang Changchun amounted $137, $322 and $78, respectively. As of March 31, 2014, the acquisitions consideration payable consisted payable for the acquisition of iKang Shanghai Jianwei, Nanjing Aoyang, Yuanhua, Zhejiang Ailikang, MediFast and Shanghai Huajian Clinic Ltd. amounted $129, $402, $540, $62, $839 and $1,656, respectively.

(2)     As of March 31, 2013, the balance represents the professional fees for the issuance of Series F convertible redeemable participating preferred shares (“Series F shares”), which was paid in June 2013.

(3)     In March 2013, pursuant to the share purchase agreement and various agreements among the Company, some existing shareholders and the Series F shares investors, certain existing shareholders sold some of their shares to some series F shares investors. Part of the consideration amounted $2,256 was received by the Company on behalf of the selling shareholders, which was paid back to those selling shareholders in May 2013.